INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS	INVESTMENTS
a)Accounting policy
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies, in addition to business combinations.
a.1)Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
a.2)Joint control
Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.f).
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
a.3)Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.
b)Information on investees
On December 31, 2023 and 2022, the Company held direct equity interests in subsidiaries and jointly controlled companies, as follows:

		Equity interests
Investees	Type of investment	31.12.2023	31.12.2022	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks")(1)	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP")(2)	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money")	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Money Fundo de Investimento em Direitos Creditórios II ("Vivo Money II") (nota 1.c.6)	Controlled	100.00%	—	Brasil	Credit Rights Investment Fund
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (“Garliava”)(3)	Controlled	—	100.00%	Brasil	Telecommunications
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")	Joint control	50.00%	50.00%	Brasil	Training in professional and managerial development
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint control	25.01%	25.01%	Brasil	Technical advice on telecommunications networks

(1)Terra Networks is the full and direct controller of TIS, a company based in Brazil, whose main activities are the exploration and provision of services and security activities, among others. On October 3, 2022, TIS acquired all of the shares representing the share capital of Vita IT. On November 30, 2023, TIS incorporated Vita IT (note 1.c.4.).
(2)POP is the full and direct controller of Recicla V Comércio e Reciclagem de Sucatas e Metais Ltda. (“Recicla V”), headquartered in Brazil, whose main activities are the purchase and sale of scrap copper, aluminum, lead, iron and other materials, among others. POP is also the controller of Vale Saúde Semper, acquired on March 3, 2023, headquartered in Brazil, with its main activities being accreditation, capture, transmission, processing and financial settlement with prepaid debit cards in the healthcare segment (note 1.c.5).
(3)Garliava was acquired by the Company on April 20, 2022 and incorporated on February 28, 2023 (note 1.c.3).
Below, we present summarized information on the jointly controlled subsidiaries of the Company:

	12.31.2023
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	240,018	1,727	238,291	–	5,556
AIX	50,097	30,720	19,377	69,083	246
ACT	46	4	42	95	2
VIVAE	18,096	2,410	15,686	73	(7,697)
FiBrasil	2,019,278	1,143,749	875,529	289,097	(39,057)

	12.31.2022
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	242,652	305	242,347	—	912
AIX	51,733	32,548	19,185	65,681	178
ACT	44	3	41	104	3
VIVAE	18,842	1,694	17,148	—	(2,852)
FiBrasil	1,881,965	1,195,384	686,581	176,660	(94,384)
c)Changes in investments

	Joint control	Other investments	Total investments
Balance on December 31, 2021	355,942	348	356,290
Share of net profit of joint ventures accounted for using the equity method	(23,742)	—	(23,742)
Capital contribution – cash and cash equivalents (FiBrasil and ViivaE)	33,750	—	33,750
Investments by the subsidiary Vivo Ventures	—	15,958	15,958
Equity transactions (FiBrasil)	2,409	—	2,409
Other comprehensive income (Aliança and other investments)	(16,258)	(212)	(16,470)
Balance on December 31, 2022	352,101	16,094	368,195
Share of net profit of joint ventures accounted for using the equity method	(10,710)	—	(10,710)
Capital contribution – cash and cash equivalents (VivaE)	3,117	—	3,117
Dividends (AIX and ACT)	(51)	—	(51)
Capital Transactions	23	—	23
Investments by the subsidiary Vivo Ventures	—	26,191	26,191
Bonus subscription exercise (FiBrasil)	57,001	—	57,001
Other comprehensive income (Aliança and other investments)	(4,806)	(90)	(4,896)
Balance on December 31, 2023	396,675	42,195	438,870

Description of accounting policy for investments [text block]
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies, in addition to business combinations.
a.1)Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
a.2)Joint control
Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.f).
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
a.3)Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.